Derivative financial instruments	12 Months Ended
Dec. 31, 2018
Disclosure Of Derivative Financial Instruments [Abstract]
Disclosure Of Detailed Information Of Derivative Financial Instruments [Text Block]
23 Derivative financial instruments

	December 31, 2018			December 31, 2017
(€ million)	Fair value asset	Fair value liability	Level of Fair value	Fair value asset	Fair value liability	Level of Fair value
Non-hedging derivatives
Derivatives on exchange rate
- Currency swap	99	46	2	170	86	2
- Interest currency swap	14	71	2	41	45	2
- Outright	3	5	2	3	5	2
	116	122		214	136
Derivatives on interest rate
- Interest rate swap	18	6	2	9	5	2
	18	6		9	5
Derivatives on commodities
- Future	1,060	1,107	1	796	771	1
- Over the counter	306	284	2	81	97	2
- Other	1	5	2	1	2	2
	1,367	1,396		878	870
	1,501	1,524		1,101	1,011
Trading derivatives
Derivatives on commodities
- Over the counter	992	1,031	2	683	829	2
- Future	367	263	1	395	390	1
- Options	80	71	2	133	114	2
	1,439	1,365		1,211	1,333
Cash flow hedge derivatives
Derivatives on commodities
- Over the counter	311	196	2	227	21	2
- Future	26	15	1	35		1
	337	211		262	21
Option embedded in convertible bonds	21	21	2	16	16	2
Gross amount	3,298	3,121		2,590	2,381
Offsetting	(1,636)	(1,636)		(1,279)	(1,279)
Net amount	1,662	1,485		1,311	1,102
Of which:
- current	1,594	1,445		1,231	1,011
- non-current	68	40		80	91
Derivative fair values were estimated on the basis of market quotations provided by primary info-provider or, alternatively, appropriate valuation techniques generally adopted in the marketplace.
Fair values of non-hedging derivatives consisted of derivatives that did not meet the formal criteria to be designated as hedges under IFRS.
Fair values of trading derivatives consisted of derivatives entered for trading purposes and proprietary trading.
Fair value of cash flow hedge derivatives related to commodity hedges entered by the Gas & Power segment. These derivatives were entered into to hedge variability in future cash flows associated with highly probable future sale transactions of gas or electricity or on already contracted sales due to different indexation mechanism of supply costs versus selling prices. A similar scheme applies to exchange rate hedging derivatives. The effects of the measurement at fair value of cash flow hedge derivatives are given in note
25
 — Shareholders’ equity and in note
29
 — Operating expenses. Information on hedged risks and hedging policies is disclosed in note
27
 — Guarantees, commitments and risks — Risk factors.
Options embedded in convertible bonds of  €
21
million related to equity-linked cash settled.
More information is disclosed in note 18 — Financial liabilities.
The offsetting of financial derivatives related to the Gas & Power segment.
During the
2018
, there were no transfers between the different hierarchy levels of fair value.
Hedging derivative instruments are disclosed below:

	December 31, 2018
(€ million)	Nominal amount of the hedging instrument	Change in fair value (effective hedge)	Change in fair value (ineffective hedge)
Cash flow hedge derivatives
Derivatives on commodity
- Over the counter	3,528	404	2
- Future	71	(6)	(2)
	3,599	398

In
2018
, the exposure to the exchange rate risk deriving from securities denominated in U.S. dollars included in the strategic liquidity portfolio amounting to €
1,154
million was hedged by using, in a fair value hedge relationship, negative exchange differences for €
35

m
illion resulting on a portion of bonds denominated in U.S. dollars amounting to €
1,140
million.
The breakdown of the underlying asset or liability by type of risk hedged under cash flow hedge is provided below:
	December 31, 2018
(€ million)	Change of the underlying asset used for the calculation of hedging ineffectiveness	CFH reserve	Reclassification adjustments
Cash flow hedge
Commodity price risk
- Forecast sales	(389)	(13)	642
	(389)	(13)	642

Eni’s results of operations are affected by fluctuations in the price of commodities. In order to manage commodity price risk, Eni uses derivatives traded on the organized markets MTF, OTF and derivatives traded over the counter (swaps, forward, contracts for differences and options on commodities) with the underlying commodities being crude oil, gas, refined products, electricity or emission certificates that are not settled through physical delivery of the underlying asset but are designated as hedging instruments in a cash flow hedge relation.
The existence of a relationship between hedged item and hedging instrument aimed to compensate its changes in value and the relating hedging capability not affected by the level of credit risk of the counterparty are verified for qualifying the operation as hedge.
The definition of the relationship between the quantity of the hedged item and the quantity of the hedging instrument (the so-called hedge ratio) is defined consistently with the entity’s risk management objectives, under a defined risk management strategy.
The hedging relationship is discontinued when it ceases to meet the qualifying criteria and the risk management objectives on the basis of which it was qualified as for hedge accounting.
More information is reported in note
27
 — Guarantees, Commitments and Risks — Risk factors.
Effects recognized in other operating profit (loss)
Other operating profit (loss) related to derivative financial instruments on commodity was as follows:
(€ million)	2018	2017	2016
Net income (loss) on cash flow hedging derivatives		12	(1)
Net income (loss) on other derivatives	129	(44)	17
	129	(32)	16

Net income (loss) on cash flow hedging derivatives related to the ineffective portion of the hedging relationship on commodity derivatives was recognized through profit and loss in the Gas & Power segment.
Net income (loss) on other derivatives included: (i) the fair value measurement and settlement of commodity derivatives which do not meet the formal criteria to be treated in accordance with hedge accounting under IFRS as they related to net exposure to commodity risk and derivatives for trading purposes and proprietary trading amounting to a net income of  €
129
million (net loss of  €
44
million in
2017
and net income of  €
36
million in
2016)
; and (ii) the fair value valuation at certain derivatives embedded in the pricing formulas of long-term gas supply contracts of the Exploration & Production segment amounting to a net loss of  €
19
million in
2016
.
Effects recognized in finance income (loss)
Finance income (loss) on derivative financial instruments consisted of the following:
(€ million)	2018	2017	2016
Derivatives on exchange rate	(329)	809	(494)
Derivatives on interest rate	22	28	(12)
Options			24
	(307)	837	(482)
Net income from derivatives was recognized in connection with fair value valuation of certain derivatives which do not meet the formal criteria to be treated in accordance with hedge accounting under IFRS as they are entered into for amounts equal to the net exposure to exchange rate risk and interest rate risk, and as such, they cannot be referred to specific trade or financing transactions. Exchange rate derivatives were entered into in order to manage exposures to foreign currency exchange rates arising from the pricing formulas of commodities in the Gas & Power segment.
Finance income (expense) with related parties is disclosed in note
36
 — Transactions with related parties.